Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000005984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 8,968	$ 10,594	$ 11,297	$ 10,552	$ 11,088	$ 17,313	$ 13,474	$ 13,402	$ 15,467	$ 15,995
C000005981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000198221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		8,968	10,594	11,304	10,563	11,105	17,349	13,514	13,442	15,528	16,059
C000101856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		8,904	10,449	11,083	10,292	10,761	16,720	12,949	12,815	14,715	15,139
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	$ 10,000		$ 8,861	$ 10,477	$ 11,491	$ 10,771	$ 10,401	$ 14,851	$ 13,008	$ 12,826	$ 14,973	$ 17,032